Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2019

A.	DATES	Begin	End	# days

1	Payment Date		11/15/2019
2	Collection Period	10/1/2019	10/31/2019	31
3	Monthly Interest Period-Actual	10/15/2019	11/14/2019	31
4	Monthly Interest - Scheduled	10/15/2019	11/14/2019	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	95,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	288,400,000.00	261,209,056.17	-	-	16,244,752.32	244,964,303.85	0.8493908
7	Class A-3 Notes	288,500,000.00	288,500,000.00	-	-	-	288,500,000.00	1.0000000
8	Class A-4 Notes	100,000,000.00	100,000,000.00	-	-	-	100,000,000.00	1.0000000
9	Total Class A Notes	771,900,000.00	649,709,056.17	-	-	16,244,752.32	633,464,303.85
10	Class B Notes	42,750,000.00	42,750,000.00	-	-	-	42,750,000.00	1.0000000

11	Total Notes	$814,650,000.00	692,459,056.17	$0.00	$0.00	$16,244,752.32	676,214,303.85

	Overcollateralization
12	Exchange Note	57,000,324.07	50,525,094.41				49,550,409.27
13	Series 2019-A Notes	78,355,077.16	99,100,756.28				100,075,441.42

14	Total Overcollateralization	135,355,401.23	149,625,850.69				149,625,850.69
15	Total Target Overcollateralization	$149,625,850.69	149,625,850.69				149,625,850.69

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	2.60455%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	2.89000%	629,078.48	2.1812707	16,244,752.32	56.3271578	0.00
18	Class A-3 Notes	2.94000%	706,825.00	2.4500000	0.00	0.0000000	0.00
19	Class A-4 Notes	3.01000%	250,833.33	2.5083333	0.00	0.0000000	0.00
20	Total Class A Notes		1,586,736.81	2.0556248	16,244,752.32	21.0451513	0.00
21	Class B Notes	3.24000%	115,425.00	2.7000000	0.00	0.0000000	0.00

22	Totals		1,702,161.81	2.0894394	16,244,752.32	19.9407750	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	893,005,077.16	791,559,812.45	776,289,745.27

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	7.45%	7.45%
25	Aggregate Securitization Value	950,005,401.23	825,840,154.54
26	Aggregate Base Residual Value (Not Discounted)	691,656,548.48	652,458,445.83

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	5	-
28	Turn-in Ratio on Scheduled Terminations			60.00%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	36,774	842,084,906.86
30	Depreciation/Payments		(7,716,742.23)
31	Gross Credit Losses	(78)	(1,733,452.06)
32	Early Terminations — Regular	(10)	(294,968.57)
33	Scheduled Terminations — Returned	(19)	(315,048.79)
34	Payoff Units & Lease Reversals	(244)	(6,184,540.67)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	36,423	825,840,154.54

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2019

C.	SERVICING FEE

37	Servicing Fee Due	701,737.42

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(12,956.27)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,750,027.01
41	Beginning Reserve Account Balance	4,750,027.01
42	Ending Reserve Account Balance	4,750,027.01

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	35,954	99.01%	814,042,938.32
44	31 - 60 Days Delinquent	295	0.81%	7,393,383.70
45	61 - 90 Days Delinquent	58	0.16%	1,487,418.46
46	91 -120 Days Delinquent	8	0.02%	240,130.97
47	121+ Days Delinquent	-	-	-

48	Total	36,315	100.00%	823,163,871.45

49	Total 61+ Delinquent as % End of Period Securitization Value				0.21%
50	Delinquency Trigger Occurred				NO

51	Prepayment Speed (1 Month)				0.87%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	29	610,017.36
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(565,711.64)
54	Less: Excess Wear and Tear Received in Current Period		(657.75)
55	Less: Excess Mileage Received in Current Period		(1,233.88)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		42,414.09

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		0.06%
58	Prior Period Net Residual Losses/(Gains) Ratio		-0.02%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		0.11%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		-0.05%
61	Four Month Average		0.03%

62	Beginning Cumulative Net Residual Losses		89,324.00
63	Current Period Net Residual Losses		42,414.09

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		131,738.09

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.01%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	78	1,733,452.06
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(1,333,736.23)

68	Current Period Net Credit Losses/(Gains)		399,715.83

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.57%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.05%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.77%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.27%
73	Four Month Average		0.42%

74	Beginning Cumulative Net Credit Losses		1,561,850.09
75	Current Period Net Credit Losses		399,715.83

76	Ending Cumulative Net Credit Losses		1,961,565.92

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.21%

World Omni Automobile Lease Securitization Trust 2019-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10/31/2019

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	12,991,230.85
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	307,500.89
80	Liquidation Proceeds, Recoveries & Expenses	841,587.16
81	Insurance Proceeds	492,149.07
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	260,102.38
83	Payoff Payments	7,000,535.78
84	All Other Payments Received	-

85	Collected Amounts	21,893,106.13

86	Investment Earnings on Collection Account	35,573.10

87	Total Collected Amounts - Available for Distribution	21,928,679.23

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	701,737.42
89	Interest on the Exchange Note - to the Trust Collection Account	2,137,211.49
90	Principal on the Exchange Note - to the Trust Collection Account	15,270,067.18
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	3,819,663.14
92	Remaining Funds Payable to Trust Collection Account	-

93	Total Distributions	21,928,679.23

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	21,226,941.81

95	Investment Earnings on Reserve Account	8,094.76

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	21,235,036.57

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	35,086.87
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	1,586,736.81
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	115,425.00
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	16,244,752.32
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificate holder	3,253,035.57

108	Total Distributions	21,235,036.57